Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue By Major Type

The following table disaggregates the Company’s revenue by major type for the three and six months ended June 30, 2023, and 2022:

	(In thousands)		(In thousands)
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Brand sponsorships	$4,128	$12,923	$10,391	$20,982
Content	3,314	1,861	6,342	6,543
Consumer products	25	1,454	413	1,857
Esports	4,208	2,538	7,055	4,963
Other	14	29	38	264
Total revenue	$11,689	$18,805	$24,239	$34,609
The following table disaggregates the Company’s revenue by major type for the year ended December 31, 2022, and 2021:
	(in thousands)
	Year ended December 31,
	2022	2021
Brand sponsorships	$42,096	$24,867
Content	14,497	16,068
Consumer products	3,455	5,751
Esports	9,385	5,846
Other	588	320
Total revenue	$70,021	$52,852

Schedule of Consolidated Statements of Operations	During the year ended December 2022, we made a voluntary change in accounting principle to classify certain talent costs and talent acquisition amortization costs reported in prior periods have been reclassified from general and administrative to cost of goods sold to conform with the current presentation, to better identify costs related to revenue generation. In accordance with U.S. GAAP, the change has been reflected in the consolidated statements of operations through retrospective application.
(in thousands)	For the twelve months ended December 31, 2021
	Prior to change	Effect of Change	As Adjusted
Cost of revenues	$41,553	$2,323	$43,876
General and administrative	39,401	(2,323)	37,078
Gross profit	11,299	(2,323)	8,976